Annual Total Returns[BarChart] - Asset Allocation Fund - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.92%	13.33%	15.96%	5.36%	(0.45%)	7.31%	13.25%	(9.02%)	15.32%	11.74%